UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Michigan - 140.6%
Corporate - 22.2%	Delta County, Michigan, Economic Development Corporation,
	Environmental Improvement Revenue Refunding Bonds (Mead Westvaco-
	Escanaba), AMT, Series B, 6.45%, 4/15/12 (a)	$ 1,500	$ 1,714,530
Dickinson County, Michigan, Economic Development Corporation,
	Environmental Improvement Revenue Refunding Bonds (International
	Paper Company Project), Series A, 5.75%, 6/01/16	3,900	3,401,346
	Michigan State Strategic Fund, Limited Obligation Revenue
	Refunding Bonds (Detroit Edison Company Pollution Control Project),
	AMT, Series A, 5.55%, 9/01/29 (b)	10,250	9,095,543
	Michigan State Strategic Fund, Limited Obligation Revenue
	Refunding Bonds (Detroit Edison Company Pollution Control Project),
	Series AA, 6.95%, 5/01/11 (b)(c)	6,000	6,363,660
	Monroe County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Refunding Bonds (Detroit Edison Co. Project),
	Series AA, 6.95%, 9/01/22 (b)(c)	15,000	16,644,150
Saint Clair County, Michigan, Economic Revenue Refunding Bonds
	(Detroit Edison Co. Project), Series AA, 6.40%, 8/01/24 (d)	17,800	18,192,490
			55,411,719
County/City/Special	Adrian, Michigan, City School District, GO, 5%, 5/01/14 (a)(e)	3,600	4,132,800
District/School District - 30.9%	Birmingham, Michigan, City School District, School Building and Site,
	GO, 5%, 11/01/33 (e)	1,000	1,005,250
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Refunding, Series A, 5%, 5/01/21 (e)	3,000	3,065,490
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5.375%, 5/01/13 (a)(c)	2,300	2,630,832
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series B, 5%, 5/01/28 (c)	3,100	3,011,154
	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO,
	5.25%, 5/01/20 (e)	1,325	1,406,819
	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO,
	5.25%, 5/01/21 (e)	1,675	1,764,428
	Frankenmuth, Michigan, School District, GO, 5.75%, 5/01/10 (a)(c)	1,000	1,051,590
	Gibraltar, Michigan, School District, GO (School Building and Site),
	5%, 5/01/14 (a)(c)	2,940	3,375,120
	Gibraltar, Michigan, School District, GO (School Building and Site),
	5%, 5/01/28 (b)(c)	710	714,054
	Grand Blanc, Michigan, Community Schools, GO,
	5.625%, 5/01/20 (b)(c)	1,100	1,157,442
	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A,
	5.50%, 10/01/12 (a)(d)	1,035	1,179,910

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
COP	Certificates of Participation	HDA	Housing Development Authority
		M/F	Multi-Family

	BlackRock MuniYield Michigan Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Gull Lake, Michigan, Community School District, School Building and
	Site, GO, 5%, 5/01/14 (a)(e)	$ 5,625	$ 6,457,500
Harper Woods, Michigan, City School District, School Building and
	Site, GO, Refunding, 5%, 5/01/14 (a)(c)	4,345	4,988,060
Harper Woods, Michigan, City School District, School Building and
	Site, GO, Refunding, 5%, 5/01/34 (b)(c)	430	425,760
	Hartland, Michigan, Consolidated School District, GO,
	6%, 5/01/10 (a)(c)	6,825	7,194,096
Jenison, Michigan, Public Schools, School Building and Site, GO,
	5.50%, 5/01/19 (b)(c)	1,575	1,653,955
	Lansing, Michigan, Building Authority, GO, Series A, 5.375%,
	6/01/13 (a)(b)	1,510	1,738,267
	Montrose Township, Michigan, School District, GO,
	6.20%, 5/01/17 (b)	1,000	1,186,120
	Oak Park, Michigan, Street Improvement, GO, 5%, 5/01/30 (b)	500	484,205
	Orchard View, Michigan, Schools, School Building and Site, GO, 5%,
	11/01/13 (a)(b)	5,320	6,095,071
	Pennfield, Michigan, School District, School Building and Site, GO,
	5%, 5/01/14 (a)(c)	1,370	1,565,020
Reed, Michigan, City Public Schools, School Building and Site, GO,
	5%, 5/01/14 (a)(e)	1,425	1,635,900
	South Haven, Michigan, Public Schools, GO, 5%, 5/01/13 (a)(e)	1,350	1,530,819
	Southfield, Michigan, Library Building Authority, GO,
	5.50%, 5/01/10 (a)(b)	1,300	1,363,817
	Southfield, Michigan, Public Schools, School Building and Site, GO,
	Series A, 5%, 5/01/14 (a)(e)	3,500	4,012,575
Sparta, Michigan, Area Schools, School Building and Site, GO, 5%,
	5/01/14 (a)(c)	1,325	1,521,100
Thornapple Kellogg School District, Michigan, GO, Refunding, 5%,
	5/01/32 (b)	2,500	2,489,850
	Waverly, Michigan, Community School, GO, 5.50%, 5/01/10 (a)(c)	1,100	1,151,843
	Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO,
	Airport Hotel, Series A, 5%, 12/01/30 (b)	1,750	1,611,103
	Wayne County, Michigan, Building Authority, GO (Capital
	Improvements), Series A, 5.25%, 6/01/16 (b)	1,000	1,003,010
	West Bloomfield, Michigan, School District, GO, Refunding, 5.50%,
	5/01/17 (b)(c)	1,710	1,872,792
	West Bloomfield, Michigan, School District, GO, Refunding, 5.50%,
	5/01/18 (b)(c)	1,225	1,300,007
	Zeeland, Michigan, Public Schools, School Building and Site, GO, 5%,
	5/01/29 (b)	1,600	1,609,136
			77,384,895
Education - 6.9%	Eastern Michigan University Revenue Bonds, Series B, 5.60%,
	6/01/10 (a)(c)	1,500	1,580,100
Eastern Michigan University Revenue Bonds, Series B, 5.625%,
	6/01/10 (a)(c)	1,310	1,380,308

	BlackRock MuniYield Michigan Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Eastern Michigan University, General Revenue Refunding Bonds, 6%,
	6/01/10 (a)(d)	$ 590	$ 630,385
	Eastern Michigan University, General Revenue Refunding Bonds, 6%,
	6/01/20 (d)	435	451,987
Grand Valley State University, Michigan, Revenue Bonds, 5.50%,
	2/01/18 (b)(c)	2,070	2,240,278
Michigan Higher Education Facilities Authority, Limited Obligation
	Revenue Bonds (Hillsdale College Project), 5%, 3/01/35	1,875	1,630,200
Michigan Higher Education Facilities Authority, Limited Obligation
Revenue Refunding Bonds (College for Creative Studies), 5.85%,
	6/01/12 (a)	1,235	1,394,006
Michigan Higher Education Facilities Authority, Limited Obligation
Revenue Refunding Bonds (College for Creative Studies), 5.90%,
	6/01/12 (a)	1,145	1,294,136
Michigan Higher Education Student Loan Authority, Student Loan
	Revenue Bonds, AMT, Series XVII-B, 5.40%, 6/01/18 (d)	2,500	2,245,100
Michigan Higher Education Student Loan Authority, Student Loan
	Revenue Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (d)	3,000	2,179,740
	Saginaw Valley State University, Michigan, General Revenue
	Refunding Bonds, 5%, 7/01/24 (b)(c)	2,100	2,128,476
			17,154,716
Health - 22.8%	Dickinson County, Michigan, Healthcare System, Hospital Revenue
	Refunding Bonds, 5.80%, 11/01/24 (f)	3,100	2,586,888
Flint, Michigan, Hospital Building Authority, Revenue Refunding
	Bonds (Hurley Medical Center), Series A, 5.375%, 7/01/20 (f)	615	463,470
Flint, Michigan, Hospital Building Authority, Revenue Refunding
	Bonds (Hurley Medical Center), Series A, 6%, 7/01/20 (f)	1,375	1,101,155
Kent, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Butterworth Hospital), Series A, 7.25%,
	1/15/13 (b)	2,685	2,944,854
	Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum
	Health), Series A, 5.50%, 7/15/11 (a)(b)	3,000	3,304,050
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds
	(Mid-Michigan Obligation Group), Series A, 5.50%, 4/15/18 (d)	2,530	2,519,323
	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Crittenton Hospital), Series A, 5.625%, 3/01/27	3,050	2,668,323
	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Oakwood Obligated Group), Series A, 5%,
	7/15/25	4,100	3,409,683
	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Oakwood Obligated Group), Series A, 5%,
	7/15/37	630	463,012
	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Sparrow Obligated Group), 5%, 11/15/31	3,100	2,336,594
	Michigan State Hospital Finance Authority Revenue Bonds (McLaren
	Health Care Corporation), Series C, 5%, 8/01/35	1,000	811,100
Michigan State Hospital Finance Authority Revenue Bonds (Mid-
	Michigan Obligor Group), Series A, 5%, 4/15/36	1,750	1,361,290

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Michigan State Hospital Finance Authority Revenue Bonds (Trinity
	Health Credit Group), Series A, 6.25%, 12/01/28	$ 930	$ 976,426
Michigan State Hospital Finance Authority Revenue Bonds (Trinity
	Health Credit Group), Series A, 6.50%, 12/01/33	1,000	1,060,670
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Ascension Health Credit), Series A, 6.25%, 11/15/09 (a)(b)	2,500	2,603,000
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	2,500	1,870,650
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(McLaren Health Care Corporation), 5.75%, 5/15/38	4,500	4,105,170
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Saint John Hospital), Series A, 6%, 5/15/13 (d)(g)	2,475	2,513,239
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series A, 6%, 12/01/20	2,200	2,261,182
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series A, 6%, 12/01/27 (d)	6,400	6,498,880
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series C, 5.375%, 12/01/23	1,000	1,011,800
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series C, 5.375%, 12/01/30	3,755	3,709,940
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series D, 5%, 8/15/34	3,100	2,853,674
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,000	1,112,760
	Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding
	Bonds (Covenant Medical Center), Series E, 5.625%, 7/01/13 (b)	2,500	2,523,700
			57,070,833
Housing - 1.8%	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
	(Deaconess Towers Apartments), AMT, 5.25%, 2/20/48 (h)	1,000	927,390
	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
	(Williams Pavilion Apartments), AMT, 4.75%, 4/20/37 (h)	3,990	3,443,091
	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A,
	5.30%, 10/01/37 (b)	200	187,198
			4,557,679
State - 16.7%	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B, 5%,
	11/01/14 (i)	2,400	2,617,776
	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B, 5%,
	11/01/15 (i)	1,500	1,634,400
	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B, 5%,
	11/01/16 (i)	500	544,295
	Michigan Municipal Bond Authority, Local Government Loan Program,
Revenue Refunding Bonds (Charter County of Wayne), Series B,
	5.375%, 11/01/24 (i)	125	130,142

4

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Michigan Municipal Bond Authority Revenue Bonds (Local
	Government Loan Program), Group A, 5.50%, 11/01/20 (d)	$ 1,065	$ 1,075,842
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 5.50%, 10/15/10 (e)	7,250	7,648,750
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 5.50%, 10/15/11 (e)	15,030	16,295,075
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 5.50%, 10/15/18 (b)	2,500	2,582,250
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 6.25%, 10/15/38	3,900	4,208,217
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series II, 5%, 10/15/29 (b)	3,500	3,327,800
	Michigan State, COP, 5.52%, 6/01/22 (d)(g)(j)	3,000	1,753,050
			41,817,597
Transportation - 16.7%	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit
	Metropolitan Wayne County), AMT, Series A, 5.375%, 12/01/15 (b)	10,660	10,329,433
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/25 (b)	7,525	6,309,186
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/26 (b)	6,300	5,205,375
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5%, 12/01/34 (b)	9,160	6,659,686
Wayne County, Michigan, Airport Authority, Revenue Refunding
	Bonds, AMT, 5.75%, 12/01/25 (i)	4,000	4,046,760
Wayne County, Michigan, Airport Authority, Revenue Refunding
	Bonds, AMT, 5.75%, 12/01/26 (i)	1,000	1,006,530
Wayne County, Michigan, Airport Authority, Revenue Refunding
	Bonds, AMT, 5.375%, 12/01/32 (i)	8,700	8,132,238
			41,689,208
Utilities - 22.6%	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/13 (a)(b)	1,550	1,752,337
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/34 (b)	2,420	2,044,005
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 7%, 7/01/36 (e)	3,000	3,314,610
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5.875%, 1/01/10 (a)(c)	1,250	1,305,812
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5.75%, 7/01/11 (a)(c)	7,250	7,935,922
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/13 (a)(b)	3,750	4,239,525
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/25 (e)	4,000	3,779,120
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/34 (b)	6,900	5,827,947
Detroit, Michigan, Water Supply System Revenue Bonds, Series B,
	5.25%, 7/01/13 (a)(b)	11,790	13,447,085

5

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
	6.25%, 7/01/12 (c)(g)	$ 1,180	$ 1,266,565
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
	Second Lien, Series C, 5%, 7/01/29 (e)	10,570	9,548,092
	Muskegon Heights, Michigan, Water System Revenue Bonds,
	Series A, 5.625%, 11/01/10 (a)(b)	1,830	1,963,810
			56,424,830
	Total Municipal Bonds in Michigan		351,511,477
Puerto Rico - 4.4%
Housing - 0.8%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	2,000	2,015,740
State - 1.9%	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (b)(k)	2,100	2,074,653
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
	Refunding Bonds, Series A, 5.192%, 8/01/43 (b)(j)	12,500	1,200,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
	Refunding Bonds, Series A, 4.992%, 8/01/46 (b)(j)	20,000	1,519,200
			4,794,603
Transportation - 1.7%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%,
	7/01/31 (i)	4,000	4,161,880
	Total Municipal Bonds in Puerto Rico		10,972,223
	Total Municipal Bonds - 145.0%		362,483,700
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (l)
Michigan - 12.5%
County/City/Special	Lakewood, Michigan, Public Schools, School Building
District/School/District - 4.6%	and Site, GO, 5%, 5/01/37 (e)	6,775	6,806,052
Portage, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/31 (e)	4,650	4,710,543
			11,516,595
Education - 7.9%	Saginaw Valley State University, Michigan, Revenue
	Refunding Bonds, 5%, 7/01/31 (e)	7,500	7,504,950
	Wayne State University, Michigan, University Revenue Refunding Bonds,
	5%, 11/15/35 (e)	12,210	12,274,102
			19,779,052
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 12.5%		31,295,647
	Total Long-Term Investments
	(Cost - $399,028,306) - 157.5%		393,779,347
	Short-Term Securities	Shares
Money Market Fund -	CMA Michigan Municipal Money Fund, 0.15% (m)(n)	8,429,077	8,429,077
3.4%
	Total Short-Term Securities
	(Cost - $8,429,077) - 3.4%		8,429,077

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Value
Total Investments (Cost - $407,457,383*) - 160.9%	$402,208,424
Other Assets Less Liabilities - 3.5%	8,742,330
Liability for Trust Certificates, Including Interest Expense and
Fees Payable - (6.5)%	(16,245,708)
Preferred Shares, at Redemption Value - (57.9)%	(144,665,175)
Net Assets Applicable to Common Shares - 100.0%	$250,039,871

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$389,467,263
Gross unrealized appreciation	$15,153,736
Gross unrealized depreciation	(18,602,575)
Net unrealized depreciation	$(3,448,839)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) NPFGC Insured.
(c) FGIC Insured.
(d) AMBAC Insured.
(e) FSA Insured.
(f) ACA Insured.
(g) Security is collateralized by Municipal or US Treasury Obligations.
(h) GNMA Collateralized.
(i) Assured Guaranty Insured.
(j) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k) Commonwealth Guaranteed.
(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Michigan Municipal Money Fund	3,861,544	$65,311

(n) Represents the current yield as of report date.

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$8,429,077
Level 2	393,779,347
Level 3	-
Total	$402,208,424

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 19, 2009